Organization	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
1.	ORGANIZATION

21Vianet Group, Inc. was incorporated under the laws of the Cayman Islands on October 16, 2009 and its principal activity is investment holding. The Company through its consolidated subsidiaries and variable interest entities (the “VIEs”) are principally engaged in the provision of hosting and related services after the disposal of subsidiaries which are engaged in managed network services in September 2017 (Note 4).

(a)	As of December 31, 2018, the significant subsidiaries of the Company, VIEs and subsidiaries of VIEs are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
			Direct
Subsidiaries:
21ViaNet Group Limited (“21Vianet HK”)	May 25, 2007	Hong Kong	100%	Investment holding
21ViaNet Data Center Co., Ltd. (“21Vianet China”) (1)	June 12, 2000	PRC	100%	Provision of technical and consultation services and rental of long-lived assets
21Vianet (Foshan) Technology Co., Ltd. (“FS Technology”) (1)	December 20, 2011	PRC	100%	Trading of network equipment, provision of technical and internet data center services
21Vianet Anhui Suzhou Technology Co., Ltd. (“SZ Technology”) (1)	November 16, 2011	PRC	100%	Trading of network equipment
21Vianet Hangzhou Information Technology Co., Ltd. (“HZ Technology”) (1)	March 4, 2013	PRC	100%	Provision of internet data center services
21Vianet Mobile Limited (“21V Mobile”)	April 30, 2013	Hong Kong	100%	Investment holding and provision of telecommunication services
Joytone Infotech Co., Ltd. (“SZ Zhuoaiyi”) (1)	April 30, 2013	PRC	100%	Provision of technical and consultation services
21Vianet Ventures Limited (“Ventures”)	March 6, 2014	Hong Kong	100%	Investment holding
Abitcool (China) Broadband Inc. (“aBitCool DG”) (1)	June 13, 2014	PRC	100%	Dormant company
Diyixian.com Limited (“DYX”)	August 10, 2014	Hong Kong	100%	Provision of virtual private network services
21Vianet Zhuhai Financial Leasing Co., Ltd. (“Zhuhai Financial Leasing”) (1)	April 9, 2015	PRC	100%	Provision of financial leasing business services
21Vianet DRP Investment Holdings Limited (“DRP investment”)	January 10, 2017	Hong Kong	100%	Investment holding
Shihua DC Investment Holdings Limited (“Shihua Investment”)	March 14, 2017	Cayman	51%	Investment holding
21Vianet (Xi’an) Technology Co., Ltd. (“Xi’an Tech”) (1)	July 5, 2012	PRC	51%	Provision of technical and internet data center services
Foshan Zhuoyi Intelligence Data Co., Ltd. (“FS Zhuoyi”) (1)	July 7, 2016	PRC	51%	Provision of internet data center services
Dermot Holding Limited (“Dermot BVI”) (3)	August 8, 2014	British Virgin Islands	100%	Investment holding

Variable Interest Entities (the “VIEs”):
Beijing Yiyun Network Technology Co., Ltd. (“21Vianet Technology”) (1)/(2)	October 22, 2002	PRC	—	Provision of internet data center services
Beijing iJoy Information Technology Co., Ltd. (“BJ iJoy”) (1)/(2)	April 30, 2013	PRC	—	Provision of internet data center, content delivery network services
WiFire Network Technology (Beijing) Co., Ltd. (“WiFire Network”) (1)/(2)	April 1, 2014	PRC	—	Provision of telecommunication services

Held directly by 21Vianet Technology:
Beijing 21Vianet Broad Band Data Center Co., Ltd. (“21Vianet Beijing”) (1)/(2)	March 15, 2006	PRC	—	Provision of internet data center services

Held directly by 21Vianet Beijing:
21Vianet (Xi’an) Information Outsourcing Industry Park Services Co., Ltd. (“Xi’an Sub”) (1)/(2)	June 23, 2008	PRC	—	Provision of internet data center services
Langfang Xunchi Computer Data Processing Co., Ltd. (“LF Xunchi”) (1)/(2)	December 19, 2011	PRC	—	Dormant company
Shanghai Blue Cloud Technology Co., Ltd. (“SH Blue Cloud”) (1)/(2)	March 21, 2013	PRC	—	Provision of Office 365 and Windows Azure platform services
Beijing Yichengtaihe Investment Co., Ltd. (“BJ Yichengtaihe”) (1)/(2)	September 30, 2014	PRC	—	Provision of internet data center services
Beijing Hongyuan Network Technology Co., Ltd. (“BJ Hongyuan”) (1)/(2)/(4)	December 8, 2014	PRC	—	Provision of internet data center services
Guangzhou Lianyun Big Data Co. Ltd. (1)/(2)	April 14, 2016	PRC	—	Provision of internet data center services

Held directly by DYX and LF Xunchi:
Shenzhen Diyixian Telecommunication Co., Ltd. (“SZ DYX”) (1)	August 10, 2014	PRC	100%	Provision of virtual private network services

(1)	Collectively, the “PRC Subsidiaries”.
(2)	Collectively, the “Consolidated VIEs”.
(3)	On August 10, 2014, the Company and its subsidiary, LF Xunchi, acquired 100% equity interest Dermot BVI and its subsidiaries (collectively referred to as “Dermot Entities”).
(4)	On August 15, 2018, the Company through its subsidiary, 21Vianet Beijing disposed 49% equity interest of BJ Hongyuan to a third party.

(b)

PRC laws and regulations prohibit foreign ownership of internet and telecommunications-related businesses. To comply with these foreign ownership restrictions, the Company conducts its businesses in the PRC through its VIEs using contractual agreements (the “VIE Agreements”). The equity interests of 21Vianet Technology are legally held by certain PRC individuals, including Chen Sheng, the Executive Chairman of Board of Directors of the Company and Zhang Jun (collectively the “Nominee Shareholders”). The following is a summary of the key terms of the VIE Agreements:

Exclusive option agreement

Pursuant to the exclusive option agreement entered into amongst 21Vianet China and the Nominee Shareholders of 21Vianet Technology, the Nominee Shareholders granted the Company or its designated party, an exclusive irrevocable option to purchase all or part of the equity interests held by the Nominee Shareholders in 21Vianet Technology, when and to the extent permitted under the PRC laws, at an amount equal to RMB1. 21Vianet Technology cannot declare any profit distributions or grant loans in any form without the prior written consent of 21Vianet China. The Nominee Shareholders must remit in full any funds received from 21Vianet Technology to 21Vianet China, in the event any distributions are made by 21Vianet Technology. The term of this agreement is 10 years, expiring on December 18, 2016, which is renewable at the sole discretion of 21Vianet China. On December 19, 2016, this agreement was renewed for another 10 years, expiring on December 18, 2026.

Exclusive technical consulting and service agreement

Pursuant to the exclusive technical consulting and service agreement entered into between 21Vianet China and 21Vianet Technology, 21Vianet China is to provide exclusive management consulting services and internet technical services in return for fees based on of a predetermined hourly rate of RMB1, which is adjustable at the sole discretion of 21Vianet China. The term of this agreement is 10 years, expiring on December 18, 2016, which is renewable at the sole discretion of 21Vianet China. On December 19, 2016, this agreement was renewed for another 10 years, expiring on December 18, 2026.

Loan agreement

In January 2011, 21Vianet China and the Nominee Shareholders entered into a loan agreement. Pursuant to the agreement, 21Vianet China has provided interest-free loan facilities of RMB7,000 and RMB3,000, respectively, to the Nominee Shareholders of 21Vianet Technology for the purpose of providing capital to 21Vianet Technology to develop its data center and telecommunications value-added business and related businesses. There is no fixed term for the loan.

Power of attorney agreement

The Nominee Shareholders entered into the power of attorney agreement whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in 21Vianet Technology to 21Vianet China, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominee Shareholders by the company law and 21Vianet Technology’s Articles of Association. The power of attorney remains valid and irrevocable from the date of execution, so long as each Nominee Shareholder remains as a shareholder of 21Vianet Technology.

The power of attorney agreement was subsequently reassigned to 21Vianet Group, Inc. in September 2010.

Share pledge agreement

Pursuant to the share pledge agreement entered into amongst 21Vianet China, 21Vianet Technology and the Nominee Shareholders, the Nominee Shareholders have contemporaneously pledged all their equity interests in 21Vianet Technology to guarantee the repayment of the loan under the Loan Agreement between 21Vianet China and the Nominee Shareholders.

On August 10, 2015, a Notification of Cancellation of share pledge registration was issued by Beijing Administration for Industry and Commerce, Pinggu Branch to cancel the registration of the share pledge by one of the Nominee Shareholders, Zhang Jun. Such cancellation does not affect the effectiveness of the share pledge agreement and does not lessen the control imposed on the contractual parties of the Company.

If 21Vianet Technology breaches its respective contractual obligations under the Share pledge agreement and the loan agreement, 21Vianet China, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The Nominee Shareholders agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interests in 21Vianet Technology without the prior written consent of 21Vianet China.

Financial support letter

Pursuant to the financial support letter, 21Vianet Group, Inc. agreed to provide unlimited financial support to 21Vianet Technology for its operations and agreed to forego the right to seek repayment in the event 21Vianet Technology is unable to repay such funding.

The Company also controls two other VIEs, namely BJ iJoy and WiFire Network through their primary beneficiary, aBitCool DG and SZ Zhuoaiyi, wholly owned subsidiaries of the Company. The key terms of the VIE Agreements in relation to BJ iJoy and WiFire Network are similar to those summarized above.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and 21Vianet Technology through the irrevocable power of attorney agreement, whereby the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interests in 21Vianet Technology to the Company. In addition, the Company, through 21Vianet China, obtained effective control over 21Vianet Technology through the ability to exercise all the rights of 21Vianet Technology’s shareholders pursuant to the share pledge agreement and exclusive option agreement. The Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the expected losses through the financial support letter. In addition, the Company also demonstrates its ability to receive substantially all of the economic benefits of 21Vianet Technology through 21Vianet China through the consulting and service agreement. Thus, the Company is the primary beneficiary of 21Vianet Technology and consolidates 21Vianet Technology and its subsidiaries under Accounting Standards Codification (“ASC”) Subtopic 810-10, Consolidation: Overall, (“ASC 810-10”). Similar conclusion has been reached with respect to the VIE structures with aBitCool DG and SZ Zhuoaiyi as the primary beneficiary.

In the opinion of the Company’s management and PRC counsel, (i) the ownership structure of the VIEs is in compliance with applicable PRC laws and regulations in any material respect, and (ii) each of the VIE Agreements is valid, legally binding and enforceable to each party of such agreements under the existing PRC laws and will not violate any PRC laws or regulations currently in effect.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with the VIEs are found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. To the extent that changes and new PRC laws and regulations prohibit the Company’s VIE arrangements from complying with the principles of consolidation, the Company would have to deconsolidate the financial position and results of operations of its VIEs. In the opinion of management, the likelihood of loss in respect of the Company’s current ownership structure or the contractual arrangements with the VIEs is remote based on current facts and circumstances.

(c)	VIE disclosures

Except for certain property with carrying amounts of RMB302,999 (US$44,069) that were pledged to secure banking borrowings granted to the Company (Note 13), there were no pledges or collateralization of the Consolidated VIEs’ assets. Creditors of the Consolidated VIEs have no recourse to the general credit of the primary beneficiaries of the Consolidated VIEs, and such amounts have been parenthetically presented on the face of the consolidated balance sheets. The Consolidated VIEs operate the data centers and own facilities including data center buildings, leasehold improvements, fiber optic cables, computers and network equipment, which are recognized in the Company’s consolidated financial statements. They also hold certain value-added technology licenses, registered copyrights, trademarks and registered domain names, including the official website, which are also considered as revenue-producing assets. However, none of such assets was recorded on the Company’s consolidated balance sheets as such assets were all acquired or internally developed with insignificant cost and expensed as incurred. In addition, the Company also hires data center operation and marketing workforce for its daily operations and such costs are expensed when incurred. The Company has not provided any financial or other support that it was not previously contractually required to provide to the Consolidated VIEs during the periods presented.

(d)	Cooperation with Waburg Pincus

In March 2017, the Company entered into an investment agreement with Warburg Pincus to establish a multi-stage joint venture and build a digital real estate platform in China. The Company seeded the initial JV with high-performing IDC assets, and Warburg Pincus contributed direct capital and extensive industry network and resources in the real estate sector. The Company owns 51% of the equity interests in the existing internet data center (“IDC”) assets while Warburg Pincus owns the remaining 49%. On March 14, 2017, Shihua Investment was established by the Company and a subsidiary of Warburg Pincus, with the equity interest of 51% and 49%, respectively.

In March 2017, the Company and Warburg Pincus set up two JVs, Shihua DC Investment Holdings 2 Limited and Shihua DC Investment Management Limited (collectively, “Shihua DC Holdings”) (Note 12), with the equity interest of 49% and 51%, respectively. The Company accounted for the investment in the two JVs under equity method investments for its ability to exercise significant influence.

(e)	Variable interests in a VIE

As of December 31, 2018, the Company held variable interest in an entity that does not have sufficient equity at risk where the Company is not the VIE’s primary beneficiary to consolidate the VIE. The Company’s maximum exposure to such an arrangement is RMB46,445 (US$6,755).

The following tables represent the financial information of the Consolidated VIEs as of December 31, 2017 and 2018 and for the years ended December 31, 2016, 2017 and 2018 before eliminating the intercompany balances and transactions between the Consolidated VIEs and other entities within the Company:

	As of December 31,
	2017	2018
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	233,673	548,921	79,837
Restricted cash	149,375	203,103	29,540
Accounts receivable (net of allowance for doubtful debt of RMB70,627 and RMB69,723 (US$10,141) as of December 31, 2017 and 2018, respectively)	342,276	375,515	54,616
Short-term investments	—	94,000	13,672
Prepaid expenses and other current assets	809,546	1,013,563	147,417
Amounts due from related parties	86,824	123,726	17,995

Total current assets	1,621,694	2,358,828	343,077

Non-current assets:
Property and equipment, net	2,331,139	3,103,995	451,457
Intangible assets, net	45,203	47,121	6,853
Land use rights, net	74,162	60,078	8,738
Goodwill	302,956	302,647	44,018
Restricted cash	—	33,729	4,906
Deferred tax assets	169,224	156,412	22,749
Amounts due from related parties	—	13,514	1,966
Other non-current assets	67,517	162,392	23,619
Long-term investments	355,894	219,005	31,853

Total non-current assets	3,346,095	4,098,893	596,159

Total assets	4,967,789	6,457,721	939,236

Current liabilities:
Short-term bank borrowings	50,000	50,000	7,272
Accounts and notes payable	157,970	258,048	37,532
Accrued expenses and other payables	368,190	392,619	57,104
Advance from customers	403,244	670,037	97,453
Deferred revenue	49,699	51,026	7,421
Income tax payable	7,400	8,519	1,239
Amounts due to inter-companies (1)	1,863,780	2,117,097	307,919
Amounts due to related parties	16,053	51,763	7,529
Current portion of capital lease obligations	201,315	219,695	31,953
Current portion of long-term bank borrowings	70,289	75,284	10,950
Deferred government grants	4,574	4,173	607

Total current liabilities	3,192,514	3,898,261	566,978

	As of December 31,
	2017	2018
	RMB	RMB	US$
Non-current liabilities:
Amounts due to inter-companies (1)	1,020,972	1,020,972	148,494
Amounts due to related parties	—	504,478	73,373
Non-current portion of long-term bank borrowings	187,638	112,000	16,290
Non-current portion of capital lease obligations	687,176	852,287	123,960
Unrecognized tax benefits	13,225	4,938	718
Deferred tax liabilities	109,339	84,568	12,300
Deferred government grants	17,861	11,619	1,690

Total non-current liabilities	2,036,211	2,590,862	376,825

Total liabilities	5,228,725	6,489,123	943,803

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Net revenues	2,938,319	2,578,893	2,532,854	368,388
Net (loss) profit	(674,685)	(567,395)	52,986	7,706

	For the years ended December 31,
	2016 (As adjusted)	2017 (As adjusted)	2018
	RMB	RMB	RMB	US$
Net cash generated from operating activities	106,803	448,051	693,620	100,883
Net cash (used in) generated from investing activities	(470,955)	(604,507)	132,522	19,279
Net cash generated from (used in) financing activities	145,678	230,921	(423,467)	(61,590)
Net (decrease) increase in cash and cash equivalents and restricted cash	(218,474)	74,465	402,705	58,572

(1)

Amounts due to inter-companies consist of intercompany payables to the other companies within the Company for the purchase of telecommunication resources and fixed assets on behalf of the Consolidated VIEs.